UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21467

LMP Capital and Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

LMP CAPITAL AND INCOME FUND INC.

FORM N-Q

JULY 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited)

July 31, 2007

Shares	Security	Value
COMMON STOCKS — 72.9%
CONSUMER DISCRETIONARY — 8.4%
Hotels, Restaurants & Leisure — 1.5%
129,427	Ameristar Casinos Inc.	$4,100,247
100,200	Las Vegas Sands Corp. *	8,742,450
	Total Hotels, Restaurants & Leisure	12,842,697
Household Durables — 0.0%
1,226,577	Home Interiors & Gifts Inc. (a)(b)*	12,266
Media — 4.6%
265,000	E.W. Scripps Co., Class A Shares	10,857,050
155,700	Liberty Media Holding Corp., Capital Group, Series A Shares *	17,819,865
768,600	Warner Music Group Corp.	9,522,954
	Total Media	38,199,869
Multiline Retail — 0.9%
126,800	Target Corp.	7,680,276
Specialty Retail — 1.4%
205,000	Ross Stores Inc.	5,930,650
213,500	TJX Cos. Inc.	5,924,625
	Total Specialty Retail	11,855,275
	TOTAL CONSUMER DISCRETIONARY	70,590,383
CONSUMER STAPLES — 3.7%
Food Products — 1.8%
466,400	Kraft Foods Inc., Class A Shares	15,274,600
Tobacco — 1.9%
231,400	Altria Group Inc.	15,381,158
	TOTAL CONSUMER STAPLES	30,655,758
ENERGY — 11.8%
Energy Equipment & Services — 5.6%
114,900	Diamond Offshore Drilling Inc.	11,855,382
414,900	Halliburton Co.	14,944,698
99,100	SEACOR Holdings Inc. *	8,643,502
104,200	Transocean Inc. *	11,196,290
	Total Energy Equipment & Services	46,639,872
Oil, Gas & Consumable Fuels — 6.2%
157,950	Anadarko Petroleum Corp.	7,949,623
573,800	Crosstex Energy Inc.	16,588,558
164,900	Newfield Exploration Co. *	7,923,445
176,560	Total SA, ADR	13,879,382
90,100	Valero Energy Corp.	6,037,601
	Total Oil, Gas & Consumable Fuels	52,378,609
	TOTAL ENERGY	99,018,481
EXCHANGE TRADED FUND — 1.6%
Exchange Traded — 1.6%
280,500	UltraShort QQQ ProShares	12,950,685
FINANCIALS — 14.3%
Capital Markets — 2.5%
384,000	UBS AG	21,146,880
Consumer Finance — 2.8%
392,000	American Express Co.	22,947,680
Insurance — 9.0%
236,900	AFLAC Inc.	12,347,228
257,620	American International Group Inc.	16,534,052
853,010	Fidelity National Financial Inc., Class A Shares	17,819,379
124,000	First American Corp.	5,739,960

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Shares	Security	Value
Insurance — 9.0% (continued)
571,300	Marsh & McLennan Cos. Inc.	$15,739,315
353,700	Progressive Corp.	7,420,626
	Total Insurance	75,600,560
	TOTAL FINANCIALS	119,695,120
HEALTH CARE — 6.1%
Biotechnology — 0.6%
68,600	Genentech Inc. *	5,102,468
Health Care Equipment & Supplies — 1.2%
200,700	Medtronic Inc.	10,169,469
Health Care Providers & Services — 2.4%
99,830	Quest Diagnostics Inc.	5,537,570
148,300	UnitedHealth Group Inc.	7,182,169
98,400	WellPoint Inc. *	7,391,808
	Total Health Care Providers & Services	20,111,547
Health Care Technology — 0.9%
265,300	IMS Health Inc.	7,462,889
Pharmaceuticals — 1.0%
132,400	Johnson & Johnson	8,010,200
	TOTAL HEALTH CARE	50,856,573
INDUSTRIALS — 9.3%
Aerospace & Defense — 3.8%
64,610	Alliant Techsystems Inc. *	6,403,497
125,910	L-3 Communications Holdings Inc.	12,283,780
182,200	United Technologies Corp.	13,295,134
	Total Aerospace & Defense	31,982,411
Commercial Services & Supplies — 1.0%
366,100	Covanta Holding Corp. *	8,303,148
Industrial Conglomerates — 2.8%
612,400	General Electric Co.	23,736,624
Machinery — 1.7%
271,800	Dover Corp.	13,861,800
	TOTAL INDUSTRIALS	77,883,983
INFORMATION TECHNOLOGY — 14.5%
Communications Equipment — 4.4%
573,700	Cisco Systems Inc. *	16,585,667
343,900	Corning Inc.	8,198,576
294,300	QUALCOMM Inc.	12,257,595
	Total Communications Equipment	37,041,838
Computers & Peripherals — 1.2%
533,800	EMC Corp. *	9,880,638
Electronic Equipment & Instruments — 0.6%
136,050	Tyco Electronics Ltd. *	4,873,311
Internet Software & Services — 1.9%
16,200	Google Inc., Class A Shares *	8,262,000
247,600	VeriSign Inc. *	7,351,244
	Total Internet Software & Services	15,613,244
IT Services — 2.7%
227,111	Fidelity National Information Services Inc.	11,271,519
392,210	Hewitt Associates Inc., Class A Shares *	11,734,923
	Total IT Services	23,006,442
Semiconductors & Semiconductor Equipment — 1.2%
447,900	Applied Materials Inc.	9,871,716

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Shares	Security	Value
INFORMATION TECHNOLOGY — 14.5% (continued)
Software — 2.5%
759,300	Oracle Corp. *	$14,517,816
353,500	Symantec Corp. *	6,787,200
	Total Software	21,305,016
	TOTAL INFORMATION TECHNOLOGY	121,592,205
MATERIALS — 1.3%
Metals & Mining — 1.3%
286,480	Alcoa Inc.	10,943,536
UTILITIES — 1.9%
Gas Utilities — 1.9%
368,360	National Fuel Gas Co.	15,968,406
	TOTAL COMMON STOCKS (Cost — $605,885,679)	610,155,130

Face Amount
ASSET-BACKED SECURITIES — 0.7%
Home Equity — 0.7%
$750,000	Asset-Backed Funding Certificates, Series 2004-FF1, Class M2, 6.770% due 1/25/34 (c)	725,784
	Countrywide Asset-Backed Certificates:
193,175	Series 2003-03, Class M4, 6.720% due 3/25/33 (c)	188,466
410,000	Series 2004-05, Class M4, 6.570% due 6/25/34 (c)	400,042
73,417	Finance America Net Interest Margin Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (d)	1
	Fremont Home Loan Trust:
197,643	Series 2004-01, Class M5, 6.420% due 2/25/34 (c)	188,667
875,000	Series 2004-D, Class M5, 6.320% due 11/25/34 (c)	868,834
1,005,000	GSAMP Trust, Series 2004-OPT, Class M3, 6.470% due 11/25/34 (c)	980,517
2,951	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (d)	2,751
1,500,000	Option One Mortgage Loan Trust, Series 2004-02, Class M2, 6.370% due 5/25/34 (c)	1,500,072
549,183	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 7.220% due 3/25/34 (c)	534,749
	Sail Net Interest Margin Notes:
141,210	Series 2003-BC2A, Class A, 7.750% due 4/27/33 (d)	10,583
71,380	Series 2004-2A, Class A, 5.500% due 3/27/34 (d)	9,331
	TOTAL ASSET-BACKED SECURITIES (Cost — $5,784,267)	5,409,797
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
260,000	American Home Mortgage Investment Trust, Series 2005-4, Class M3, 6.120% due 11/25/45 (c)	257,844
	Federal Home Loan Mortgage Corp. (FHLMC):
76,206	Series 2764, Class DT, 6.000% due 3/15/34 (c)	67,814
558,063	Series 2780, Class SL, PAC, 6.000% due 4/15/34 (c)	544,458
747,021	Harborview Mortgage Loan Trust, Series 2005-10, Class B6, 6.390% due 11/19/35 (c)	730,213
501,207	Merit Securities Corp., Series 11PA, Class B2, 6.820% due 9/28/32 (c)(d)	464,113
	MLCC Mortgage Investors Inc.:
434,373	Series 2004-A, Class B2, 6.240% due 4/25/29 (c)	434,431
732,307	Series 2004-B, Class B2, 6.200% due 5/25/29 (c)	734,490
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $3,266,818)	3,233,363

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 8.7%
Aerospace & Defense — 0.1%
$275,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$261,937
250,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (d)(e)	248,125
	Total Aerospace & Defense	510,062
Airlines — 0.1%
170,000	Continental Airlines Inc., Notes, 8.750% due 12/1/11	161,500
460,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (d)	448,500
	Total Airlines	610,000
Auto Components — 0.1%
295,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	222,725
1,075,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	956,750
	Total Auto Components	1,179,475
Automobiles — 0.2%
110,000	Ford Motor Co., Debentures, 8.875% due 1/15/22	93,225
	General Motors Corp., Senior Debentures:
630,000	8.250% due 7/15/23	516,600
1,300,000	8.375% due 7/15/33	1,075,750
	Total Automobiles	1,685,575
Building Products — 0.1%
540,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	553,500
490,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.186% due 3/1/14	301,350
	Total Building Products	854,850
Capital Markets — 0.2%
	E*TRADE Financial Corp., Senior Notes:
160,000	7.375% due 9/15/13	161,600
65,000	7.875% due 12/1/15	67,275
1,200,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (d)	1,278,496
	Total Capital Markets	1,507,371
Chemicals — 0.2%
572,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	600,600
570,000	Georgia Gulf Corp., Senior Subordinated Notes, 9.500% due 10/15/14	544,350
110,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	118,250
6,000	PPG Industries Inc., Notes, 6.500% due 11/1/07	6,006
	Total Chemicals	1,269,206
Commercial Banks — 0.3%
68,181	Fifth Third Bank, Notes, 2.870% due 8/10/09	66,596
1,300,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (c)(d)(f)	1,314,577
1,300,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/14 (c)(d)(f)	1,250,630
	Total Commercial Banks	2,631,803
Commercial Services & Supplies — 0.2%
180,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	179,100
75,000	Allied Waste North America Inc., Senior Notes, Series B, 7.250% due 3/15/15	72,750
405,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	415,125

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount	Security	Value
Commercial Services & Supplies — 0.2% (continued)
$600,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	$627,000
290,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (d)	284,200
225,000	Waste Management Inc., Senior Note, 6.375% due 11/15/12	232,505
	Total Commercial Services & Supplies	1,810,680
Consumer Finance — 0.7%
300,000	Aiful Corp., Notes, 6.000% due 12/12/11 (d)	301,260
	Ford Motor Credit Co.:
1,050,000	Notes, 7.000% due 10/1/13	946,021
	Senior Notes:
750,000	5.800% due 1/12/09	720,472
135,000	9.750% due 9/15/10	136,421
559,000	10.610% due 6/15/11 (c)	579,968
170,000	8.000% due 12/15/16	156,925
	General Motors Acceptance Corp., Notes:
500,000	5.625% due 5/15/09	476,832
1,900,000	6.625% due 5/15/12	1,740,054
300,000	6.750% due 12/1/14	270,006
125,000	SLM Corp., Medium-Term Notes, Series A, 5.560% due 1/26/09 (c)	123,217
	Total Consumer Finance	5,451,176
Containers & Packaging — 0.2%
550,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	519,750
535,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	537,675
195,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (d)	197,925
	Total Containers & Packaging	1,255,350
Diversified Consumer Services — 0.0%
	Education Management LLC/Education Management Finance Corp.:
20,000	Senior Notes, 8.750% due 6/1/14	20,000
210,000	Senior Subordinated Notes, 10.250% due 6/1/16	210,000
	Total Diversified Consumer Services	230,000
Diversified Financial Services — 0.4%
150,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 9.092% due 10/1/12	129,750
100,000	Aiful Corp., Notes, 5.000% due 8/10/10 (d)	98,133
100,000	Bank of America Corp., Subordinated Notes, 5.420% due 3/15/17	95,434
610,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (d)	545,950
125,000	Capital One Bank, Notes, 5.750% due 9/15/10	125,566
110,493	Core Investment Grade Bond Trust I, Pass-Through Certificates, 4.642% due 11/30/07	110,146
125,000	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	120,441
250,000	General Electric Capital Corp., Medium-Term Notes, Series A, 5.450% due 1/15/13	249,682
162,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	166,050
125,000	HSBC Finance Corp., Senior Subordinated Notes, 5.875% due 2/1/09	125,903
60,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	56,400
	Residential Capital Corp., Senior Notes:
10,000	6.460% due 4/17/09 (c)	9,635
40,000	6.460% due 5/22/09 (c)	38,051
430,000	Residential Capital LLC, Senior Notes, 6.500% due 6/1/12	390,463
57,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	59,850

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount	Security	Value
Diversified Financial Services — 0.4% (continued)
$130,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (d)	$123,500
620,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.257% due 10/1/15	455,700
260,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	243,100
	Total Diversified Financial Services	3,143,754
Diversified Telecommunication Services — 0.6%
600,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	582,135
215,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	226,825
	Intelsat Bermuda Ltd.:
180,000	9.250% due 6/15/16	184,500
680,000	Senior Notes, 11.250% due 6/15/16	714,000
	Level 3 Financing Inc.:
295,000	9.250% due 11/1/14	283,200
30,000	Senior Notes, 9.150% due 2/15/15 (c)(d)	28,500
250,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (d)	248,750
	NTL Cable PLC, Senior Notes:
450,000	8.750% due 4/15/14	452,250
220,000	9.125% due 8/15/16	223,300
140,000	PAETEC Holding Corp., Senior Note, 9.500% due 7/15/15 (d)	134,400
740,000	Qwest Communications International Inc., Senior Notes, Series B, 7.500% due 2/15/14	714,100
100,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	93,195
140,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (d)(e)	128,100
450,000	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13	456,168
660,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	671,550
	Total Diversified Telecommunication Services	5,140,973
Electric Utilities — 0.1%
325,000	FirstEnergy Corp., Notes, Series C, 7.375% due 11/15/31	354,353
100,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	109,000
230,000	Pacific Gas & Electric Co., Senior Unsubordinated Notes, 5.800% due 3/1/37	216,080
	Total Electric Utilities	679,433
Electronic Equipment & Instruments — 0.1%
1,065,000	NXP BV/NXP Funding LLC, Senior Notes, 9.500% due 10/15/15	926,550
Energy Equipment & Services — 0.2%
725,000	Complete Production Services Inc., 8.000% due 12/15/16	699,625
529,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	510,485
55,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	54,863
10,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	11,181
	Total Energy Equipment & Services	1,276,154
Food & Staples Retailing — 0.0%
150,000	Safeway Inc., Senior Notes, 6.500% due 11/15/08	151,893
Food Products — 0.0%
	Dole Food Co. Inc., Senior Notes:
125,000	7.250% due 6/15/10	115,312
261,000	8.875% due 3/15/11	244,035
	Total Food Products	359,347
Health Care Providers & Services — 0.3%
590,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (d)	575,987

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount	Security	Value
Health Care Providers & Services — 0.3% (continued)
	HCA Inc.:
$295,000	Notes, 6.375% due 1/15/15	$229,362
345,000	Senior Notes, 6.500% due 2/15/16	267,375
	Senior Secured Notes:
215,000	9.250% due 11/15/16 (d)	213,925
165,000	9.625% due 11/15/16 (d)(e)	164,175
425,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	410,125
	Tenet Healthcare Corp., Senior Notes:
180,000	6.375% due 12/1/11	153,900
650,000	7.375% due 2/1/13	546,000
1,000	9.875% due 7/1/14	895
150,000	UnitedHealth Group Inc., Senior Notes, 3.300% due 1/30/08	148,694
	Total Health Care Providers & Services	2,710,438
Hotels, Restaurants & Leisure — 0.8%
1,000,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	945,000
265,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	215,975
315,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (d)	305,550
550,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	561,000
100,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	101,500
450,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	387,000
660,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	702,900
140,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	126,875
	MGM MIRAGE Inc.:
380,000	Notes, 6.750% due 9/1/12	357,200
	Senior Notes:
575,000	5.875% due 2/27/14	506,000
320,000	7.625% due 1/15/17	299,200
203,000	Senior Subordinated Notes, 9.375% due 2/15/10	208,582
500,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	507,500
625,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	618,750
	Station Casinos Inc.:
	Senior Notes:
60,000	6.000% due 4/1/12	55,200
250,000	7.750% due 8/15/16	235,625
105,000	Senior Subordinated Notes, 6.875% due 3/1/16	88,988
500,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (d)	507,500
	Total Hotels, Restaurants & Leisure	6,730,345
Household Durables — 0.2%
335,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	278,050
325,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	326,625
700,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.608% due 9/1/12	605,500
80,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	79,200
	Total Household Durables	1,289,375
Independent Power Producers & Energy Traders — 0.2%
152,070	Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B, 9.125% due 6/30/17	167,175
	NRG Energy Inc., Senior Notes:
250,000	7.250% due 2/1/14	241,875

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount	Security	Value
Independent Power Producers & Energy Traders — 0.2% (continued)
$1,025,000	7.375% due 2/1/16	$991,688
380,000	TXU Corp., Senior Notes, Series P, 5.550% due 11/15/14	308,444
	Total Independent Power Producers & Energy Traders	1,709,182
Insurance — 0.1%
500,000	Nationwide Life Global Funding I, Notes, 5.450% due 9/28/07 (c)(d)	500,092
IT Services — 0.1%
	SunGard Data Systems Inc.:
400,000	Senior Notes, 9.125% due 8/15/13	404,000
270,000	Senior Subordinated Notes, 10.250% due 8/15/15	271,350
	Total IT Services	675,350
Media — 0.8%
	Affinion Group Inc.:
355,000	Senior Notes, 10.125% due 10/15/13	358,550
100,000	Senior Subordinated Notes, 11.500% due 10/15/15	101,000
390,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	404,625
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
205,000	Senior Accreting Notes, 12.125% due 1/15/15	198,850
380,000	Senior Notes, 11.750% due 5/15/14	364,800
569,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	571,845
	CCH II LLC/CCH II Capital Corp., Senior Notes:
480,000	10.250% due 9/15/10	490,800
65,000	10.250% due 10/1/13	66,787
105,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	106,050
240,000	CMP Susquehanna Corp., 9.875% due 5/15/14	224,400
810,000	Comcast Corp., Notes, 6.500% due 1/15/17	822,002
410,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	390,525
65,000	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (c)(d)	65,813
180,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	164,700
	R.H. Donnelley Corp.:
	Senior Discount Notes:
355,000	Series A-1, 6.875% due 1/15/13	321,275
300,000	Series A-2, 6.875% due 1/15/13	271,500
450,000	Senior Notes, Series A-3, 8.875% due 1/15/16	439,875
810,000	Time Warner Inc., Senior Notes, 6.875% due 5/1/12	846,353
260,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (d)	240,500
	Total Media	6,450,250
Metals & Mining — 0.2%
960,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	1,010,400
15,000	Metals USA Holdings Corp., Senior Notes, 11.360% due 1/15/12 (c)(d)(e)	15,000
435,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	465,450
155,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (c)(d)(e)	146,475
100,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	100,750
135,000	Tube City IMS Corp., 9.750% due 2/1/15	131,962
156,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	152,529
	Total Metals & Mining	2,022,566
Multi-Utilities — 0.0%
125,000	Keyspan Gas East Corp., Medium-Term Notes, 6.900% due 1/15/08	125,819
Multiline Retail — 0.1%
	Dollar General Corp.:
250,000	Senior Notes, 10.625% due 7/15/15 (d)	222,500

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount	Security	Value
Multiline Retail — 0.1% (continued)
$250,000	Senior Subordinated Notes, 11.875% due 7/15/17 (d)(e)	$213,750
535,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	565,762
	Total Multiline Retail	1,002,012
Office Electronics — 0.0%
290,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	295,096
Oil, Gas & Consumable Fuels — 0.9%
	Anadarko Petroleum Corp., Senior Notes:
60,000	5.950% due 9/15/16	59,065
1,240,000	6.450% due 9/15/36	1,201,174
440,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	442,200
775,000	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15	731,406
85,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	83,300
330,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	360,726
	El Paso Corp., Medium-Term Notes:
180,000	7.800% due 8/1/31	174,745
1,050,000	7.750% due 1/15/32	1,013,522
450,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	448,875
260,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	227,500
	Kerr-McGee Corp.:
140,000	6.950% due 7/1/24	145,736
300,000	Notes, 6.875% due 9/15/11	313,362
605,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (d)	608,025
160,000	Petroplus Finance Ltd., Senior Note, 7.000% due 5/1/17 (d)	146,800
290,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (d)	287,100
260,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	257,400
	Williams Cos. Inc.:
100,000	Notes, 8.750% due 3/15/32	111,000
470,000	Senior Notes, 7.750% due 6/15/31	476,463
170,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	182,839
	Total Oil, Gas & Consumable Fuels	7,271,238
Paper & Forest Products — 0.2%
	Abitibi-Consolidated Co. of Canada, Senior Notes:
140,000	6.000% due 6/20/13	111,300
220,000	8.375% due 4/1/15	180,400
	Abitibi-Consolidated Inc.:
160,000	Debentures, 7.400% due 4/1/18	122,400
40,000	Notes, 7.750% due 6/15/11	35,400
545,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	561,350
	NewPage Corp.:
435,000	Senior Secured Notes, 11.606% due 5/1/12 (c)	467,625
200,000	Senior Subordinated Notes, 12.000% due 5/1/13	209,250
205,000	Verso Paper Holdings LLC, Senior Secured Notes, 9.125% due 8/1/14 (d)	206,537
150,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	153,957
	Total Paper & Forest Products	2,048,219
Pharmaceuticals — 0.0%
445,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	373,800
Real Estate Investment Trusts (REITs) — 0.0%
75,000	iStar Financial Inc., Senior Notes, Series B, 4.875% due 1/15/09	74,304
50,000	Simon Property Group LP, Notes, 6.375% due 11/15/07	50,073

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount	Security	Value
Real Estate Investment Trusts (REITs) — 0.0% (continued)
$85,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	$78,944
	Total Real Estate Investment Trusts (REITs)	203,321
Real Estate Management & Development — 0.1%
270,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	225,450
450,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (d)	378,000
	Total Real Estate Management & Development	603,450
Road & Rail — 0.2%
1,005,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	1,045,200
50,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (d)	50,125
430,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	425,700
	Total Road & Rail	1,521,025
Semiconductors & Semiconductor Equipment — 0.0%
345,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (d)	316,538
Specialty Retail — 0.0%
235,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	196,812
165,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	181,500
	Total Specialty Retail	378,312
Textiles, Apparel & Luxury Goods — 0.1%
390,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	395,850
180,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	182,700
	Total Textiles, Apparel & Luxury Goods	578,550
Tobacco — 0.0%
	Alliance One International Inc., Senior Notes:
50,000	8.500% due 5/15/12 (d)	49,500
70,000	11.000% due 5/15/12	73,850
	Total Tobacco	123,350
Trading Companies & Distributors — 0.1%
355,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (d)	358,550
100,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	102,500
390,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (d)	415,350
	Total Trading Companies & Distributors	876,400
Transportation Infrastructure — 0.0%
	Saint Acquisition Corp., Secured Notes:
100,000	13.107% due 5/15/15 (c)(d)	71,500
395,000	12.500% due 5/15/17 (d)	282,425
	Total Transportation Infrastructure	353,925
Wireless Telecommunication Services — 0.5%
	MetroPCS Wireless Inc., Senior Notes:
35,000	9.250% due 11/1/14 (d)	34,475
30,000	9.250% due 11/1/14 (d)	29,550
1,270,000	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12	1,400,325
	Rural Cellular Corp.:
245,000	Senior Notes, 9.875% due 2/1/10	255,413
110,000	Senior Secured Notes, 8.250% due 3/15/12	113,300
1,190,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	1,304,537

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount	Security		Value
Wireless Telecommunication Services — 0.5% (continued)
$780,000		True Move Co., Ltd., 10.750% due 12/16/13 (d)	$826,800
		Total Wireless Telecommunication Services	3,964,400
		TOTAL CORPORATE BONDS & NOTES (Cost — $75,337,520)	72,796,705
MORTGAGE-BACKED SECURITIES — 7.4%
FHLMC — 3.7%
		Federal Home Loan Mortgage Corp. (FHLMC):
3,341,010		5.120% due 6/1/35 (c)	3,318,675
		Gold:
764,748		7.000% due 6/1/17	788,494
25,734,065		6.000% due 7/1/21-2/1/36	25,741,662
348,639		8.500% due 9/1/25	373,769
745,292		6.500% due 8/1/29	762,224
		TOTAL FHLMC	30,984,824
FNMA — 3.5%
		Federal National Mortgage Association (FNMA):
822,695		8.000% due 12/1/12	838,854
396,520		5.500% due 1/1/14	394,586
1,759,348		7.000% due 3/15/15-6/1/32	1,833,109
608,077		4.207% due 12/1/34 (c)	599,683
820,394		4.855% due 1/1/35 (c)	817,318
1,035,953		5.052% due 3/1/35 (c)	1,033,101
1,442,201		5.500% due 4/1/35 (c)	1,396,670
1,593,457		5.689% due 4/1/35 (c)	1,623,201
2,979,509		5.630% due 4/1/36 (c)	3,000,924
5,268,612		5.608% due 5/1/36 (c)	5,304,833
10,500,000		5.000% due 8/1/37 (g)	9,848,674
2,800,000		6.000% due 8/1/37 (g)	2,774,187
		TOTAL FNMA	29,465,140
GNMA — 0.2%
1,353,922		Government National Mortgage Association (GNMA), 5.500% due 8/15/21	1,342,945
		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $62,201,902)	61,792,909
SOVEREIGN BOND — 0.0%
Argentina — 0.0%
69,931	ARS	Republic of Argentina, GDP Linked Securities, 0.649% due 12/15/35 (c) (Cost - $811)	2,401
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.4%
U.S. Government Agencies — 0.0%
100,000		Federal Home Loan Bank (FHLB), Global Bonds, 5.500% due 7/15/36	99,210
140,000		Federal National Mortgage Association (FNMA), 6.625% due 9/15/09	144,737
		Total U.S. Government Agencies	243,947
U.S. Government Obligation — 0.4%
		U.S. Treasury Bonds:
40,000		4.500% due 2/15/36	37,412
3,090,000		4.750% due 2/15/37	3,008,891
		Total U.S. Government Obligations	3,046,303
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $3,329,986)	3,290,250

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount	Security	Value
U.S. TREASURY INFLATION PROTECTED SECURITIES — 1.0%
$2,732,044	U.S. Treasury Bonds, Inflation Indexed, 2.375% due 1/15/27	$2,705,579
	U.S. Treasury Notes, Inflation Indexed:
98,771	0.875% due 4/15/10	94,134
3,142,410	2.375% due 4/15/11	3,124,737
2,783,592	2.375% due 1/15/17	2,761,846
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $8,523,610)	8,686,296
Contracts
PURCHASED OPTIONS — 1.0%
337	Eurodollar Futures, Call @ $94.00, expires 6/16/08	943,600
780	Intersil Corp., Put @ $30.00, expires 1/19/08	234,000
1,803	Johnson & Johnson, Call @ $60.00, expires 1/17/09	1,244,070
909	Johnson & Johnson, Call @ $65.00, expires 1/17/09	399,960
322	KLA-Tencor Corp., Put @ $60.00, expires 1/19/08	199,640
627	Marsh & McLennan Cos. Inc., Call @ $25.00, expires 1/19/08	263,340
742	S & P 500 Index, Put @ $1,425.00, expires 10/20/07	3,153,500
335	U.S. Treasury Notes 10 Year Futures, Call @ $103.00, expires 8/24/07	1,481,328
209	U.S. Treasury Notes 5 Year Futures, Call @ $102.00, expires 8/24/07	724,969
	TOTAL PURCHASED OPTIONS (Cost — $7,578,118)	8,644,407
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $771,908,711)	774,011,258

Face Amount
SHORT-TERM INVESTMENTS — 7.5%
U.S. Government Agencies — 3.7%
$30,400,000	Federal Home Loan Bank (FHLB) Discount Notes, 5.091% due 8/1/07 (h)(i)	30,400,000
100,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (h)	96,861
	Total U.S. Government Agencies	30,496,861
Repurchase Agreements — 3.8%
16,080,000	Morgan Stanley repurchase agreement dated 7/31/07, 5.230% due 8/1/07; Proceeds at maturity - $16,082,336; (Fully collateralized by U.S. government note, 0.000% due 4/25/08; Market value - $16,483,774) (i)	16,080,000
16,084,000	Nomura Securities International Inc. repurchase agreement dated 7/31/07, 5.250% due 8/1/07; Proceeds at maturity - $16,086,346; (Fully collateralized by U.S. government note, 4.750% due 11/17/15; Market value -$16,406,183) (i)	16,084,000
	Total Repurchase Agreements	32,164,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $62,660,813)	62,660,861
	TOTAL INVESTMENTS — 100.0% (Cost — $834,569,524#)	836,672,119

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(b)	Illiquid security.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

(f)	Security has no maturity date. The date shown represents the next call date.
(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(h)	Rate shown represents yield-to-maturity.
(i)	All or a portion of this security is segregated for open futures contracts, extended settlements, and forward currency contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR - American Depositary Receipt
ARS - Argentine Peso
GDP - Gross Domestic Product
PAC - Planned Amortization Class

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Boards authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income. The Fund pursues its investment objective by investing at least 80% of its assets in a board range of equity and fixed income securities of both U.S. and foreign issuers.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the

Notes to Schedule of Investments (unaudited) (continued)

financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$33,469,424
Gross unrealized depreciation	(31,366,829)
Net unrealized appreciation	$2,102,595

During the period ended July 31, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding October 31, 2006	1,090	$215,858
Options written	2,956	1,341,798
Options closed	(4,046)	(1,557,656)
Options written, outstanding July 31, 2007	—	—

At July 31, 2007, the Fund had open forward foreign currency contracts as described below. The unrealized gain on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Buy:
Japanese Yen	72,660,000	$610,494	8/8/07	$(94)
Contracts to Sell:
Pound Sterling	808,000	1,645,103	8/8/07	(40,440)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(40,534)

At July 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	2	3/08	$474,672	$475,300	$628
Eurodollar	2	6/08	476,048	475,725	(323)
Fin Euro	1	9/08	238,218	237,913	(305)
Stearling Futures	184	3/08	347,881	381,695	33,814
U.S. Treasury 2 Year Notes	62	9/07	12,664,513	12,706,125	41,612
U.S. Treasury Bonds	25	9/07	2,728,891	2,751,563	22,672
					$98,098
Contracts to Sell:
U.S. Treasury 5 Year Notes	16	9/07	$1,657,795	$1,687,500	$(29,705)
U.S. Treasury 10 Year Notes	21	9/07	2,230,160	2,255,859	(25,699)
					$(55,404)
Net Unrealized Gain on Open Futures Contracts					$42,694

At July 31, 2007, the Fund held TBA securities with a total cost of $12,611,578.

ITEM 2.                                                CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Capital and Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  September 26, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:   September 26, 2007